Fair Value - Valuation Technique and Inputs (Details) $ in Thousands	Dec. 31, 2023 USD ($) $ / ft²		Dec. 31, 2022 USD ($) $ / sqft $ / ft²	Jan. 01, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	$ 15,090,056		$ 13,021,914
Short-term investments, at fair value (amortized cost: 2023, $2,487; 2022, $nil)	1,020,257		523,510
Other invested assets carried at fair value	3,251,412		3,117,861
Market risk benefits, net	139,574	[1]	122,016	$ (77,590)
Significant unobservable inputs (Level 3) (2)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	57,814	[2]	64,677
Short-term investments, at fair value (amortized cost: 2023, $2,487; 2022, $nil)	0	[2]	6,907
Other invested assets carried at fair value	758,832	[2]	833,668
Market risk benefits, net	$ 139,574	[1],[2]	$ 122,016
Significant unobservable inputs (Level 3) (2) | Proprietary option model | Mortality rates | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market Risk Benefit, Measurement Input	0.0002		0.0002
Significant unobservable inputs (Level 3) (2) | Proprietary option model | Mortality rates | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market Risk Benefit, Measurement Input	1.000		1.000
Significant unobservable inputs (Level 3) (2) | Proprietary option model | Mortality rates | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market Risk Benefit, Measurement Input	0.005		0.005
Significant unobservable inputs (Level 3) (2) | Proprietary option model | Lapse rates | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market Risk Benefit, Measurement Input	0.031		0.032
Significant unobservable inputs (Level 3) (2) | Proprietary option model | Lapse rates | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market Risk Benefit, Measurement Input	0.250		0.257
Significant unobservable inputs (Level 3) (2) | Proprietary option model | Lapse rates | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market Risk Benefit, Measurement Input	0.050		0.085
Significant unobservable inputs (Level 3) (2) | Proprietary option model | Measurement Input, Equity implied long-term volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market Risk Benefit, Measurement Input	18.9		21.6
Significant unobservable inputs (Level 3) (2) | Proprietary option model | Measurement Input, Equity implied long-term volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market Risk Benefit, Measurement Input	28.7		29.7
Significant unobservable inputs (Level 3) (2) | Proprietary option model | Measurement Input, Equity implied long-term volatility | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market Risk Benefit, Measurement Input	22.5		24.6
Significant unobservable inputs (Level 3) (2) | Proprietary option model | measurement Input, Swaption implied long-term volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market Risk Benefit, Measurement Input	54.6		60.0
Significant unobservable inputs (Level 3) (2) | Proprietary option model | measurement Input, Swaption implied long-term volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market Risk Benefit, Measurement Input	77.7		85.5
Significant unobservable inputs (Level 3) (2) | Proprietary option model | measurement Input, Swaption implied long-term volatility | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market Risk Benefit, Measurement Input	76.5		82.8
U.S. states, territories and municipalities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	$ 51,642		$ 58,873
U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) (2)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	42,792	[2]	48,747
Real estate company investment
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	471,156		491,602
Real estate company investment | Significant unobservable inputs (Level 3) (2)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	471,156	[2]	491,602
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) (2)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	$ 42,792		$ 48,747
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) (2) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.025		0.027
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) (2) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.027		0.036
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) (2) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.026		0.034
Short-term investments | Significant unobservable inputs (Level 3) (2)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Short-term investments, at fair value (amortized cost: 2023, $2,487; 2022, $nil)			$ 6,907
Short-term investments | Significant unobservable inputs (Level 3) (2) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Short-Term Investments Measurement Input			0.025
Short-term investments | Significant unobservable inputs (Level 3) (2) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Short-Term Investments Measurement Input			0.025
Short-term investments | Significant unobservable inputs (Level 3) (2) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Short-Term Investments Measurement Input			0.025
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) (2)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 471,156		$ 491,602
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) (2) | Valuation, Income Approach | Estimated rental value | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input | $ / ft²	96		84
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) (2) | Valuation, Income Approach | Estimated rental value | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input | $ / ft²	102		90
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) (2) | Valuation, Income Approach | Estimated rental value | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input | $ / ft²	100		87
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) (2) | Valuation, Income Approach | Reversionary yield | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.050		0.046
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) (2) | Valuation, Income Approach | Reversionary yield | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.064		0.053
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) (2) | Valuation, Income Approach | Reversionary yield | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.057		0.049
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) (2) | Valuation, Income Approach | Net initial yield | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.036		0.022
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) (2) | Valuation, Income Approach | Net initial yield | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.054		0.046
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) (2) | Valuation, Income Approach | Net initial yield | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.048		0.039
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) (2) | Valuation Technique Comparable Method | Sale value (per sq ft) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	3,072		1,617
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) (2) | Valuation Technique Comparable Method | Sale value (per sq ft) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	5,848		5,459
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) (2) | Valuation Technique Comparable Method | Sale value (per sq ft) | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	5,171		4,836
Other invested assets | Fund investments | Significant unobservable inputs (Level 3) (2)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 4,529		$ 6,008
Other invested assets | Fund investments | Significant unobservable inputs (Level 3) (2) | Discounted cash flow | Effective yield | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.007		0.006
Other invested assets | Fund investments | Significant unobservable inputs (Level 3) (2) | Discounted cash flow | Effective yield | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.007		0.006
Other invested assets | Fund investments | Significant unobservable inputs (Level 3) (2) | Discounted cash flow | Effective yield | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.007		0.006
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) (2)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value			$ 188
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) (2) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			0.025
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) (2) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			0.025
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) (2) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			0.025
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) (2)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 7,235		$ 6,657
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) (2) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.060		0.057
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) (2) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.060		0.057
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) (2) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.060		0.057

[1]	Refer to Note 11 for details on the changes in the MRBs measured at fair value for the years ended December 31, 2023 and 2022.
[2]	The reconciliations of the beginning and ending balances for investments measured at fair value using Level 3 inputs are presented in the succeeding tables.